INVENTORY - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Work-in-process	$ 42,551	$ 33,803
Inventory, net	98,666	83,343
Cannabis
Inventory [Line Items]
Raw materials	12,875	12,010
Finished goods	29,574	22,931
Non Cannabis
Inventory [Line Items]
Raw materials	12,210	13,213
Finished goods	$ 1,456	$ 1,386